OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 4. OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2022	December 31, 2021

Deferred cost of goods sold	$21,086	$647
Less: allowance for doubtful accounts	-	-
Deferred cost of goods sold, net balance	21,086	647
Other asset	$-	$-
Total	21,086	647